Stock-based Compensation (Details Narrative) - 2015 Equity Incentive Plan [Member] - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Shares authorized and reserved for issuance	1,400,000	1,400,000
Percentage of stock issued and outstanding	5.00%	5.00%